COMMON SHARES	12 Months Ended
Dec. 31, 2018
COMMON SHARES
COMMON SHARES

(14)   COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD 5.0 million worth of its issued and outstanding American Depository Shares (“ADS”) in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. The Company’s board of directors approved a share repurchase program on August 5, 2014 to repurchase up to USD 5.0 million worth of its issued and outstanding ADSs in open-market through January 31, 2015. The Company’s board of directors approved a share repurchase program on September 24, 2015 to repurchase up to USD 3.0 million worth of its issued and outstanding ADSs in open-market through March 31, 2016. For the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018, the Company did not repurchase common shares.